Performance Management - Acuitas US Microcap Fund	Nov. 01, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Shares from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional benchmark with characteristics relevant to the Fund. The Fund’s Investor Shares had no assets during this period. Therefore there were no annual returns on the Fund’s Investor Shares. Updated performance information is available at www.acuitasfunds.com or by calling (844) 805-5628 (toll free).

Performance information represents only past performance and does not necessarily indicate future results.

Performance Past Does Not Indicate Future [Text]	Performance information represents only past performance and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Shares from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional benchmark with characteristics relevant to the Fund.
Bar Chart [Heading]	Annual Returns as of December 31 Institutional Shares
Bar Chart Closing [Text Block]

During the period shown, the highest return for a quarter was 34.58% for the quarter ended December 31, 2020, and the lowest return was -37.02% for the quarter ended March 31, 2020.

The calendar year-to-date total return as of September 30, 2025 was 8.76%.

Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Fund's Institutional Shares and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

Russell Microcap® Index is an unmanaged index that measures the performance of the microcap segment of the US equity market, which consists of the smallest 1,000 securities in the Russell 2000® Index and the next 1,000 smallest eligible securities by market capitalization.

Russell 3000® Index is an unmanaged, broad based index that measures the performance of the largest 3,000 U.S. companies and includes large-cap, mid-cap and small-cap U.S. equities along with some microcap stocks. The Russell 3000® Index seeks to be a benchmark of the entire U.S. stock market.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Fund's Institutional Shares and after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	www.acuitasfunds.com
Performance Availability Phone [Text]	(844) 805-5628
Institutional Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	8.76%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	34.58%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(37.02%)
Lowest Quarterly Return, Date	Mar. 31, 2020